Receivables and Other Assets - Summary of Other Accounts Receivable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [abstract]
Non-trade receivable, net	₩ 463,614	₩ 159,238
Accrued income	10,434	10,075
Other accounts receivable, net	474,048	169,313
Long-term non-trade receivable	9,072	11,448
Other non-current accounts receivable, net	₩ 483,120	₩ 180,761